Debt	3 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Debt

NOTE 8 — DEBT

Debt is summarized as follows (in millions):

	March 31, 2015	December 31, 2014
Senior Secured Revolving Credit Facility	$30.0	$20.0
Senior Secured Term Loan Facility	287.3	288.0
Senior Notes	400.0	400.0
Capital lease obligations	0.1	0.2
Economic development loan	0.3	0.3
Unamortized original issue discount	(0.2)	(0.3)

	717.5	708.2

Less:
Current maturities	33.2	23.2

Long-term debt	$684.3	$685.0

Senior Secured Credit Facilities

On January 26, 2011, Holdings, as a guarantor, and UCI International, Inc., as borrower, entered into a $375.0 million senior secured credit facilities agreement (the “Senior Secured Credit Facilities”) comprised of a $300.0 million senior secured term loan facility due July 26, 2017 (the “Senior Secured Term Loan Facility”) and a $75.0 million senior secured revolving credit facility due January 26, 2016 (the “Senior Secured Revolving Credit Facility”). At March 31, 2015, outstanding borrowings under the Senior Secured Revolving Credit Facility were $30.0 million and letters of credit issued under the Senior Secured Revolving Credit Facility totaled $6.5 million, which reduced the availability under the Senior Secured Revolving Credit Facility to $38.5 million. At December 31, 2014, outstanding borrowings under the Senior Secured Revolving Credit Facility were $20.0 million and letters of credit issued under the Senior Secured Revolving Credit Facility totaled $6.5 million, which reduced the availability under the Senior Secured Revolving Credit Facility to $48.5 million. Holdings’ Senior Secured Revolving Credit Facility matures on January 26, 2016. Prior to its expiration, Holdings expects to replace the facility with a similar type arrangement that has an extended maturity.

The Senior Secured Credit Facilities contain customary covenants that restrict Holdings and its subsidiaries from certain activities. As of March 31, 2015 and December 31, 2014, Holdings and its subsidiaries were in compliance with all applicable covenants. Holdings was not required to make a prepayment based upon the excess cash flow calculation for the year ended December 31, 2014.

Senior Notes

On January 26, 2011, UCI International, Inc. issued $400.0 million aggregate principal amount of 8.625% Senior Notes due 2019 (the “Senior Notes”). The Senior Notes are guaranteed on a senior basis by Holdings and certain of its subsidiaries. The Senior Notes bear interest at a rate of 8.625% per annum, and interest is payable semi-annually on February 15 and August 15. As of March 31, 2015 and December 31, 2014, Holdings and its subsidiaries were in compliance with all applicable covenants.

Economic Development Loan

On September 17, 2012, Wells Manufacturing, L.P. (“Wells”), a wholly-owned indirect subsidiary of Holdings, entered into an economic development loan for $0.5 million with the Fond du Lac County Economic Development Corp. to assist with the expansion of the vehicle electronics facility in Fond du Lac, Wisconsin. This economic development loan has a five-year maturity with annual principal payments of $0.1 million and bears interest at 2.0% per annum. Both principal and interest payments are due annually on October 1, commencing October 1, 2013. The economic development loan contains a provision that in the event the vehicle electronics business meets and maintains certain employee headcount and wage requirements, measured on an annual basis, all or a portion of the principal and interest due will be forgiven.

Future repayments

Below is a schedule of required future repayments of all debt outstanding on March 31, 2015 (in millions).

Remainder of 2015	$32.4
2016	3.2
2017	282.1
2018	—
2019	400.0

$717.7

Interest expense, net

The following table provides the detail of net interest expense for the respective periods (in millions). No interest was capitalized during the three months ended March 31, 2015. Capitalized interest was less than $0.1 million for the three months ended March 31, 2014.

	Three Months Ended March 31,
	2015	2014
Interest expense
Senior Secured Revolving Credit Facility	$0.3	$—
Senior Secured Term Loan Facility	4.0	4.0
Senior Notes	8.6	8.6
Other	0.2	0.4
Amortization
Debt issue costs
Senior Secured Term Loan Facility	0.3	0.3
Senior Notes	0.4	0.3
Senior Secured Revolving Credit Facility	0.1	0.1
Original issue discounts	0.1	0.1
Unrealized foreign exchange (gains) losses	(4.8)	5.2

Total interest expense	9.2	19.0
Interest income	—	—

Interest expense, net	$9.2	$19.0

Holdings has a $102.1 million, U.S. dollar denominated, intercompany loan with one of its U.S. subsidiaries. The non-cash unrealized foreign exchange gains arose from a strengthening of the U.S. dollar against the New Zealand dollar and the non-cash foreign exchange losses arose from a weakening of the U.S. dollar against the New Zealand dollar. The intercompany loan is eliminated upon consolidation, but in accordance with GAAP the impact of currency exchange rate fluctuations is recorded in interest expense, net in the interim unaudited condensed consolidated statements of comprehensive income (loss).